Condensed Statements of Stockholders Equity (Deficit) Unaudited - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Common Stock A
Balance, shares at Dec. 31, 2021				10,481,347
Balance, amount at Dec. 31, 2021	$ 490,751	$ 0	$ (310,608)	$ 801,359
Common stock issued for license agreement, shares				4,000,000
Common stock issued for license agreement, amount	1,784,000	0	0	$ 1,784,000
Common stock issued for service, shares				1,083
Common stock issued for service, amount	5,417	0	0	$ 5,417
Net income (loss)	(353,237)	0	(353,237)	$ 0
Stock based compensation	5,417
Balance, shares at Dec. 31, 2022				14,482,430
Balance, amount at Dec. 31, 2022	1,926,931	0	(663,845)	$ 2,590,776
Net income (loss)	(164,839)	0	(164,839)	$ 0
Balance, shares at Mar. 31, 2023				14,482,430
Balance, amount at Mar. 31, 2023	1,762,092	0	(828,684)	$ 2,590,776
Balance, shares at Dec. 31, 2022				14,482,430
Balance, amount at Dec. 31, 2022	1,926,931	0	(663,845)	$ 2,590,776
Net income (loss)	(740,012)	0	(740,012)	0
Stock based compensation	19,800	19,800	0	$ 0
Balance, shares at Dec. 31, 2023				14,482,430
Balance, amount at Dec. 31, 2023	1,206,719	19,800	(1,403,857)	$ 2,590,776
Net income (loss)	(165,878)	0	(165,878)	$ 0
Balance, shares at Mar. 31, 2024				14,482,430
Balance, amount at Mar. 31, 2024	$ 1,040,841	$ 19,800	$ (1,569,735)	$ 2,590,776